General Information and Basis of Presentation - Schedule of Cash Flow (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description Of General Information And Basis Of Presentation [Line Items]
Revenue	¥ 199,615	¥ 150,298	¥ 361,134	¥ 401,844	¥ 527,543
Loss for the year	(791,517)	(881,700)	(2,516,808)	(1,949,101)	(1,298,496)
Net cash used in operating activities	(663,396)	(327,180)	(593,595)	(474,890)	(670,381)
Net cash used in investing activities	218,699	453,236	325,505	(546,944)	(2,202,414)
Net cash used in financing activities	3,899	(8,877)	2,823,875	446,954	2,184,588
Net decrease in cash	(440,798)	117,179	2,555,785	(574,880)	(688,207)
Cash at the beginning of the year	4,268,300	1,661,152	1,661,152	2,233,691	2,725,568
Cash at the end of the year	¥ 3,836,137	¥ 1,828,943	¥ 4,268,300	1,661,152	2,233,691
Consolidated Variable Interest Entity [Member]
Description Of General Information And Basis Of Presentation [Line Items]
Revenue					181,539
Loss for the year					(188,961)
Net cash used in operating activities					(68,652)
Net cash used in investing activities					(15,876)
Net cash used in financing activities					(638,252)
Net decrease in cash					(722,780)
Cash at the beginning of the year				¥ 41,427	764,207
Cash at the end of the year					¥ 41,427